DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Groups Including Discontinued Operation Income Statement [Table Text Block]
Summary results of operations for the Pessac business for the three months ended March 31, 2014 were as follows:

Three months
ended March, 31
In thousands of U.S. Dollars	2014

Revenues	$4,597
Income (loss) from operations	229
Interest Expense	(1)
Income taxes	(5)
Income (loss) from discontinued operations, net of tax	$223